Factoring Agreement (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Factoring Agreement Details Narrative
Minimum annual factoring commission payable	$ 90,000	$ 90,000
Accounts receivable, due	1,174,000	1,051,000
Advancement amounts under Factoring Agreement	$ 553,000	$ 0